Acquisitions and Disposals	12 Months Ended
Dec. 31, 2025
Acquisitions and Disposals [Abstract]
ACQUISITIONS AND DISPOSALS

Note 3 — ACQUISITIONS AND DISPOSALS

Acquisition of YD Network

On December 1, 2025, the Company acquired 100% equity interest in YD Network Technology Company Limited (“YD Network”) from a third-party entity, for a cash consideration of US$50,000.

As of the acquisition date of December 1, 2025, the following is a summary of the fair value of the purchase price and the final allocation of the purchase price to the assets acquired and liabilities assumed:

Fair value on acquisition
Assets	USD
Cash and cash equivalents and restricted cash	10,447
Short term investments	5,843
Intangible assets	55,000
Total assets	71,290

Liabilities
Accrued expenses and other current liabilities	17,130
Total liabilities	17,130
Total identifiable net assets at fair value	54,160

Consideration transferred:
-Cash	50,000

Effect of the acquisition of subsidiary on cash flows:

USD
Total cash consideration unpaid as of December 31, 2025	-
Cash and cash equivalents in subsidiary acquired	10,447
Net cash inflow on acquisition	10,447

Disposal of Nisun BVI and its subsidiaries

A disposal is categorized as a discontinued operation if the disposal group is a component of an entity or group of components that meets the held for sale criteria, is disposed of by sale or other than by sale and represents a strategic shift that has or will have a major effect on an entity’s operations and financial results. The results of disposals that qualify as a discontinued operation are presented as such for all reporting periods presented. Results of discontinued operations include all revenues and expenses directly derived from such disposal group; general corporate overhead is not allocated to a discontinued operation. For disposals other than by sale, results of operations of a business would not be recorded as a discontinued operation until the period in which the business is actually disposed of other than by sale.

On December 23, 2025, the Company disposed of 100% equity interest in NiSun International Enterprise Management Group (British Virgin Islands) Co., Ltd. (“NISUN BVI”) to an independent third party for a total consideration of US$50,000. The Company recognized a disposal loss of $225,328,551 in connection with this disposal. The disposal loss represents the excess of the net carrying amount of the subsidiary over the sales consideration, as well as the balance of amounts due from the disposed subsidiary that was determined to be uncollectible as of the disposal date and written off as part of the disposal loss. Accordingly, the Company deconsolidated the Disposed Group with effect from December 23, 2025.

The Company’s sales of the Disposal Group represented a strategic business shift having a major effect on the Group’s operations and financial results. The results of operations for the Disposal Group are presented as discontinued operations on the consolidated statements of operations and comprehensive loss, and assets and liabilities are reflected as “Assets and Liabilities of Discontinued Operations” on the consolidated balance sheets for all periods presented. Amounts for all periods discussed below reflect the results of operations, financial condition and cash flows from the Company’s continuing operations, unless otherwise note.

As of the disposal date of December 23, 2025, the Nisun BVI’s subsidiaries and consolidated VIEs are as follows:

	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest
Subsidiaries
NiSun International Enterprise Management Group (Hong Kong) Co., Limited (“NiSun HK”)	July 12, 2019	Hong Kong	100%
Nisun (Shandong) Industrial Development Co., Ltd (“Nisun Shandong” or “WFOE”)	December 15, 2020	PRC	100%
NingChen (Shanghai) Enterprise Management Co., Ltd.(“NingChen”)	July 12, 2019	PRC	100%
Shandong Taiding International Investment Co., Ltd. (“Taiding”)	November 12, 2019	PRC	80%
Shanghai Naqing Enterprise Management Co., Ltd (“Naqing” or “WFOE”)	April 10, 2019	PRC	100%
NiSun Ocean (Qingdao) Supply Chain Investment Co., Ltd.(“Nisun Ocean”)	July 30, 2021	PRC	100%
Zhumadian NiSun Supply Chain Management Co., Ltd.(“Nisun ZMD”)	December 29, 2021	PRC	100%
Nisun (Beijing) Supply Chain Management Co., Ltd.(“Nisun Beijing”)	November 07, 2022	PRC	100%
Qingdao Sailang International Trade Co., Ltd.(“Sailang”)	July 31, 2022	PRC	100%
Rizhao Sailang Mining Co., Ltd.(“RZ Sailang”)	July 31, 2022	PRC	100%
Gansu Zhonghexi Trading Co., Ltd.(“Gansu Zhonghexi”)	July 31, 2022	PRC	65%
Shanghai Keqiya International Trade Co., Ltd.(“Keqiya”)	June 07, 2023	PRC	100%
Fanningke Digital Technology (Shanghai) Co., Ltd.(“Fanningke”)	July 20, 2023	PRC	100%
Fanshengke Supply Chain (Shanghai) Co., Ltd.(“Fanshengke”)	July 28, 2023	PRC	100%
Fintech (Henan) Trading Co., Ltd.(“Henan Trading”)	April 03, 2023	PRC	100%
Fanshengke Supply Chain (Fujian) Co., Ltd. (“Fanshengke Fujian”)	March 19, 2024	PRC	100%
Khorgos Fanning Network Technology Co., Ltd. (“Khorgos Fanning”)	July 12, 2024	PRC	100%
Shanghai Ningzhuan Trading Partnership Enterprise (“Ningzhuan”)	December 4, 2024	PRC	95%
Hebei Ruizu Trading Co., Ltd. (“Hebei Ruizu”)	December 11, 2024	PRC	99%

VIEs
Fintech (Shanghai) Digital Technology Co., Ltd. (“Fintech Shanghai”)	July 12, 2019	PRC	100%
Beijing Hengtai Puhui Information Services Co., Ltd (“Hengpu”)	December 31, 2019	PRC	100%
Shanghai Luyao Financial Consulting Co., Ltd. (“Luyao Shanghai”)	June 04, 2015	PRC	100%
	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest
Subsidiaries of the VIEs
Khorgos Fintech Network Technology Co., Ltd. (“Khorgos”)	July 12, 2019	PRC	100%
Jilin Province Lingang Supply Chain Management Co., Ltd (“Lingang”)	November 27, 2019	PRC	100%
Fintech Supply Chain Management (Shenzhen) Co., Ltd.(“Fintech Shenzhen”)	November 21,2022	PRC	100%
Liaogang NiSun (Yingkou) Supply Chain Management Co., Ltd.(“Liaogang Yingkou”)	September 03, 2018	PRC	51%
Hangzhou Fengtai Supply Chain Management Co., Ltd. (“Fengtai”)	December 31, 2019	PRC	100%
Nanjing Nisun Gold Co., Ltd. (“Nisun Gold”)	December 10, 2020	PRC	100%
Fintech (Shandong) Supply Chain Management Co., Ltd. (“Fintech Shandong”)	November 04, 2020	PRC	100%
Fanlunke Supply Chain Management (Shanghai) Co., Ltd. (“Fanlunke Shanghai”)	December 29, 2020	PRC	100%
Fintech Supply Chain Management (Ningbo) Co., Ltd. (“Fintech Ningbo”)	January 25, 2021	PRC	100%
Henan Fintech Digital Technology Co., Ltd. (“Henan Fintech”)	June 27, 2024	PRC	100%
Fanlun Ke Trading (Nanjing) Co., Ltd. (“Fanlunke Nanjing”)	December 12, 2024	PRC	100%
Fanlunke Trading (Chengdu) Co., Ltd. (“Fanlunke Chengdu”)	January 17, 2025	PRC	100%
Fanlunke New Retail (Chengdu) Co., Ltd. (“Fanlunke Retail”)	March 11, 2025	PRC	100%

On December 23, 2025, the Company calculated a loss resulting from such disposal as follows:

As of December 23, 2025
Assets	USD
Cash and cash equivalents and restricted cash	15,986,591
Short term investments	7,706,050
Accounts receivable	35,246,811
Advance to suppliers, net	179,209,454
Inventories	7,905,656
Receivables from supply chain solutions	26,628,729
Prepaid expenses and other current assets	20,432,683
Property and equipment, net	298,677
Intangible assets, net	190,475
Equity investments	458,201
Goodwill	17,709,008
Deferred tax assets, net	419,940
Total assets	312,192,275

Liabilities
Short-term loans	6,189,528
Accounts payable	63,489,162
Accrued expenses and other current liabilities	22,726,831
Payables to supply chain solutions	2,116,672
Liabilities of financial guarantee	22,563
Advances from customers	17,500,339
Taxes payable	1,376,565
Due to related parties - current	297,075
Total liabilities	113,718,735
Total net assets of the Disposal Group	198,473,540
Less: Non-controlling interest of the Disposal Group	4,369,736
Net assets of the Disposal Group attributable to the Company’s shareholders	194,103,804
Add:Writes-off of net amounts due from disposed subsidiaries	21,653,052
Less:disposal proceeds	(50,000)
Loss on disposal before reclassification of cumulative foreign currency translation differences of the Disposal Group to profit or loss	(215,706,856)
Reclassification of cumulative foreign currency translation losses of the Disposal Group to profit or loss	(9,621,695)
Loss on disposal recognized in the Consolidated Statements of Operations and Comprehensive (Loss) Income	(225,328,551)

Effect of the disposal of subsidiaries on cash flows:

USD
Total disposal proceeds which remains uncollected as of December 31, 2025	-
Less: Cash and cash equivalents in subsidiaries disposed	(15,986,591)
Net cash outflow on disposal	(15,986,591)

The assets and liabilities for discontinued operations of the Disposal Group comprised the following items as of December 31, 2024:

As of December 31, 2024
USD
Current assets for discontinued operations
Cash and cash equivalents and restricted cash	38,912,976
Short term investments	6,882,714
Derivative asset	1,996,340
Advance to suppliers, net	92,304,699
Accounts receivable, net	54,444,438
Inventories	806,821
Receivables from supply chain solutions	23,978,130
Due from related party	1,665
Prepaid expenses and other current assets	25,892,681
Total current assets	245,220,464
Non-current assets for discontinued operations
Property and equipment, net	358,038
Intangible assets, net	205,032
Goodwill	17,050,800
Deferred tax assets, net	412,162
Equity investments	457,416
Right-of-use assets, net	1,608,591
Total non-current assets	20,092,039
Total assets	265,312,503

Current liabilities for discontinued operations
Accounts payable	34,630,781
Short-term bank loans	5,274,478
Accrued expenses and other current liabilities	2,550,686
Operating lease liabilities - current	948,561
Payables to supply chain solutions	4,229,793
Liabilities of financial guarantee	21,725
Advances from customers	7,528,352
Taxes payable	3,642,427
Due to related parties - current	267,149
Total current liabilities	59,093,952

Non-current liabilities for discontinued operations
Operating lease liabilities – non-current	818,128
Total non-current liabilities	818,128
Total liabilities	59,912,080
Total net assets of the Disposal Group	205,400,423

The condensed cash flows of Disposal Group were as follows for the fiscal year ended December 31, 2025, 2024 and 2023:

	Years ended December 23,	Years ended December 31,
	2025	2024	2023
	USD	USD	USD
Net cash used in (provide) by operating activities	(25,991,045)	(75,175,858)	35,977,584
Net cash provide by investing activities	1,504,580	6,011,044	19,815,569
Net cash provide by (used in) financing activities	695,284	315,655	8,187,411

Reconciliation of the major classes of losses from discontinued operations in the consolidated statements of operations and comprehensive loss for the fiscal year ended December 31, 2025, 2024 and 2023 is as follow:

	Years ended December 23,	Years ended December 31, 2023
	2025	2024	2023
	USD	USD	USD
Revenues	39,851,717	340,219,546	386,670,899
Cost of revenue	(32,126,867)	(309,307,525)	(346,684,969)
Gross profit	7,724,850	30,912,021	39,985,930
Operating costs:
Selling expenses	(310,646)	(1,504,002)	(1,525,692)
General and administrative expenses	(3,200,625)	(9,294,385)	(10,386,589)
Research and development expenses	(503,815)	(1,414,437)	(1,093,457)
Bad debt expense	-	(5,037,951)	(2,215,016)
Goodwill Impairment Loss	-	(128,577)	(5,488,816)
Interest and investment income (expenses)	(41,270)	1,563,700	2,621,990
Other income (expenses), net	(21,164)	324,212	2,162,714
Net gain on sale of discontinued operations, net of applicable income tax	-	4,863,777	-
Profit before income taxes from discontinued operations	3,647,330	20,284,358	24,061,064
Income tax expenses	(850,532)	(4,527,081)	(5,817,147)
Net profit attributable to non-controlling interests	(3,306)	(112,375)	(125,942)
Net profit from discontinued operations	2,793,492	15,644,902	18,117,975